Revision of Prior Year Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Revised Prior Period Balances

The following table sets forth the revised prior period balances reported in our our comparative financial statements as if adjustments had been made:

(in thousands except per share data)	Previously	Adjustment	Revised
	reported
Balance sheet items at December 31, 2014:
Current liabilities	$1,290	$—	$1,290
Series A warrant liability	—	857	857
Series B warrant liability	17,439	—	17,439

Total liabilities	18,729	857	19,586
Additional paid-in capital	60,636	(1,494)	59,141
Accumulated deficit	(70,975)	637	(70,338)

Total stockholders’ deficit	(10,333)	(857)	(11,190)

Liabilities and stockholders’ deficit	$8,396	$—	$8,396

Statement of operations items for the year ended December 31, 2014
Other income (expense)	$(4,585)	$637	$(3,949)

Net loss	$(13,875)	$637	(13,238)

Basic and diluted net loss per common share	$(10.92)	$0.50	(10.42)

The following table sets forth the revised balances reported in our comparative financial statements as if adjustments had been made:

(in thousands except per share data)	Previously	Adjustment	Revised
	reported
Balance sheet items at December 31, 2014:
Current liabilities	$1,290	$—	$1,290

Series A warrant liability	—	857	857

Series B warrant liability	17,439	—	17,439

Total liabilities	18,729	857	19,586

Additional paid-in capital	60,636	(1,494)	59,141

Accumulated deficit	(70,975)	637	(70,338)

Total stockholders’ deficit	(10,333)	(857)	(11,190)

Liabilities and stockholders’ deficit	$8,396	$—	$8,396

Statement of operations items for the year ended December 31, 2014

Other income (expense)	$(4,585)	$637	$(3,949)

Net loss	$(13,875)	$637	(13,238)

Basic and diluted net loss per common share	$(10.92)	$0.50	(10.42)